Impairment Charges (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Impairment Loss Recognised Or Reversed [Abstract]
Summary of Forward Prices Used to Determine Future Cash Flows

The forward prices as at June 30, 2018, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	Remainder of 2018	2019	2020	2021	2022	Average Annual Increase Thereafter
WTI (US$/barrel) (1)	68.42	65.77	67.87	69.67	72.35	2.1%
WCS (C$/barrel) (2)	59.66	61.15	64.41	66.51	68.22	2.1%
Edmonton C5+ (C$/barrel)	88.18	81.66	82.01	83.30	85.15	2.1%
AECO (C$/Mcf) (3) (4)	1.90	2.37	2.83	3.13	3.36	2.0%
(1)	West Texas Intermediate (“WTI”).
(2)	Western Canadian Select (“WCS”).
(3)	Alberta Energy Company (“AECO”) natural gas.
(4)	Assumes gas heating value of one million British thermal units (“MMBtu”) per thousand cubic feet.

Summary of Increase (Decrease) to Impairment

As at June 30, 2018, a change in the discount rate or forward commodity prices would have had the following impact on the impairment of the Clearwater CGU:

	Increase (Decrease) to Impairment
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Clearwater	24	(26)	(54)	59